Going Concern (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Jul. 11, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Loss	$ 26,658	$ (26)
Cash used in operations	6,622
Working capital deficit	56,990
Accumulated deficit	26,632	(26)
Stockholders' deficit	$ 56,990	$ (8,126)